UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2019

Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.

______________________________________________________

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

HUBER CAPITAL DIVERSIFIED
LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Investor Class
Institutional Class

______________________________________________________

ANNUAL REPORT
October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically.

You may elect to receive all future reports in paper free of charge.  You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Huber Funds

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Summary	6
Expense Example	10
Sector Allocation of Portfolio Assets	13
Schedules of Investments	15
Statements of Assets and Liabilities	26
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	40
Notes to Financial Statements	48
Report of Independent Registered Public Accounting Firm	62
Notice to Shareholders	63
Information about Trustees and Officers	64
Householding	68
Privacy Notice	69

December 9, 2019

Dear Shareholder:

For the 10/31/19 fiscal year, the Huber Capital Diversified Large Cap Value Fund1 (“Diversified Large Cap Fund”) underperformed both the Russell 1000® Value Index and the S&P 500® Index.  The Huber Capital Equity Income Fund2 (“Equity Income Fund”) outperformed the Russell 1000® Value Index but underperformed the S&P 500® Index.  The Huber Capital Small Cap Value Fund3 (“Small Cap Value Fund”) outperformed its benchmarks, the Russell 2000® Value Index and the Russell 2000® Index.  The Huber Capital Mid Cap Value Fund4 (“Mid Cap Value Fund”) underperformed its benchmark, the Russell Midcap® Value Index.

Equity markets performed solidly during the fiscal year.  Growth once again outpaced value and large caps outperformed small caps.  While headlines have produced volatility, particularly surrounding international trade, economic indicators broadly suggest the U.S. economy is healthy.

Diversified Large Cap Value Fund Review

The Investor Class and Institutional Class of the Diversified Large Cap Value Fund returned 9.17% and 9.25%, respectively, underperforming the 11.21% total return of the Russell 1000® Value Index and the 14.33% total return of the S&P 500® Index for the fiscal year ending October 31, 2019.  Relative to the Russell 1000® Value Index, the largest positive contributors to the Fund’s relative performance were producer durables and technology, while the largest detractors were energy and health care.

Within producer durables, shares of KBR, Inc. (“KBR”), an energy-focused engineering and construction company, posted better than expected growth driven by a pickup in E&P expenditure and government services markets, as well as progress on the Ichthys LNG project.

Within technology, Microsoft Corp. (“Microsoft”) was the largest contributor to relative performance. Shares of Microsoft performed well due to their intelligent cloud segment, Azure, gaining market share, as well as growth in LinkedIn and Office 365 Commercial.

In terms of detractors, Chesapeake Energy (“Chesapeake”) and Golar LNG Partners LP (“Golar”) were the largest detractors from relative performance within energy. Shares of Chesapeake, an exploration and production company, were impacted by declines in crude oil prices coupled with a challenged balance

_______________

[1]	The Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”), benchmarked to the Russell 1000® Value Index
[2]	Huber Capital Equity Income Fund (“Equity Income Fund”), benchmarked to the Russell 1000® Value Index
[3]	Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), benchmarked to the Russell 2000® Value Index
[4]	Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”), benchmarked to the Russell Midcap® Value Index sheet.  We believe the operating environment should improve, which could ultimately reduce balance sheet leverage and improve equity value.  Golar was negatively impacted by weaker than expected LNG (liquified natural gas) carrier pricing.  Our long-term outlook for the business remains intact, and we continue to expect carrier pricing improvement along with contract extensions and an upsizing of the Hilli, as well as on time delivery of Golar Power.

Lastly, within health care, Pfizer, Inc. (“Pfizer”) and Mylan N.V. (“Mylan”) were the largest detractors from relative performance.  Pfizer underperformed due to boxed warnings on the highest dose of Xeljanz, indicating increased blood clot risk on its highest dose, as well as investor hesitance over execution risk surrounding separation of the company into 3 entities (Upjohn, consumer healthcare, and the legacy innovative business).  Mylan underperformed due to greater than anticipated declines in generic drug price and volume trends, driven by a combination of manufacturing missteps and heightened competition.  Mylan also delayed several new product launches.

Equity Income Fund Review

The Investor and Institutional Classes of the Equity Income Fund returned 12.03% and 12.43%, respectively, outperforming the 11.21% total return of the Russell 1000® Value Index and underperforming the 14.33% total return of the S&P 500® Index during the fiscal year ending October 31, 2019.  Relative to the Russell 1000® Value Index, the largest positive contributors to the Fund’s performance were producer durables and technology, while the largest sector detractor was energy.

Within producer durables, KBR was the largest contributor to relative performance. KBR was discussed in the Diversified Large Cap Value Fund section of this letter.

Within technology, Microsoft was the largest contributor to relative performance.  Microsoft was discussed in the Diversified Large Cap Value Fund section of this letter.

In terms of detractors, Chesapeake and Golar were the largest detractors from relative performance within energy.  Both companies were discussed in the Diversified Large Cap Value Fund section of this letter.

Within health care, Pfizer and Mylan were the largest detractors from relative performance. Both companies were discussed in the Diversified Large Cap Value Fund section of this letter.

Small Cap Value Fund Review

The Investor and Institutional Classes of the Small Cap Value Fund returned 7.97% and 8.16%, respectively, outperforming the Russell 2000® Value Index and the Russell 2000® Index, which generated total returns of 3.22% and 4.90%, respectively, in the fiscal year ending October 31, 2019.  Relative to the Russell 2000® Value Index, the largest positive contributors to the Fund’s performance were producer durables, materials & processing, and health care, while the largest sector detractors were energy and financial services.  Additionally, Comtech Telecommunications Corp. (“Comtech”) was a positive contributor.

Within producer durables, KBR and Miller Industries (“Miller”) were the largest contributors to relative performance.  Shares of Miller, the world’s largest manufacturer of towing and recovery equipment, enjoyed solid results as robust economic conditions boosted both their domestic and international end markets.  KBR was discussed in the Diversified Large Cap Value Fund section of this letter.

Within materials & processing, Innospec, Inc. (“Innospec”) was the largest contributor to the Fund’s relative performance.  Shares of Innospec, a manufacturer of fuel additives and other specialty chemicals, predominately benefitted from growth in their oilfield services segment, and to a lesser extent, performance chemicals, as the company continues to shift away from their legacy leaded fuel additives business.

Within health care, CONMED Corp. (“CONMED”) was the largest contributor to relative performance. CONMED, a producer of medical devices, displayed solid momentum across their business lines, driven by better than anticipated performance of the Buffalo Filter acquisition, domestic orthopedic segment growth exceeding its end market, and another year of strong AirSeal sales.

Comtech, a provider of communications technology for commercial and defense markets, contributed favorably to returns, with its outperformance largely driven by success in their wireless 911 and troposcatter products.

In terms of detractors, Chesapeake and Golar were the largest detractors from relative performance within energy. Both companies were discussed in the Diversified Large Cap Value Fund section of this letter.

Lastly, EZCORP, Inc. – Class A (“EZCORP”) was the largest detractor from relative performance. Shares of EZCORP, a provider of pawn loans, were negatively impacted by changes to the board of directors as well as modest underlying business results.  Controlling shareholder Phil Cohen was appointed Executive Chairman, leading to a sharp selloff.  Additionally, underlying business trends were a little weaker than expected, with mid-single digit growth falling a few percentage points short of Street expectations.

Mid Cap Value Fund Review

The Investor and Institutional Classes of the Mid Cap Value Fund returned 1.32% and 1.35%, respectively, underperforming the Russell Midcap® Value Index, which generated a total return of 10.08% in the fiscal year ending October 31, 2019.  Relative to the Russell Midcap® Value Index, the largest positive contributors to the Fund’s performance were technology and producer durables, while the largest sector detractor was energy.

Within technology, Comtech and NXP Semiconductors NV (“NXP Semiconductors”) were the largest contributors to relative performance.  Comtech was discussed in the Small Cap Value Fund section of this letter.  NXP Semiconductors, a provider of semiconductor components, benefitted from better than expected results in their automotive and mobile segments. The company generates strong cash flow and is a leader in multiple high growth markets.

Within producer durables, KBR was the largest contributor to relative performance. KBR was discussed in the Diversified Large Cap Value Fund section of this letter.

In terms of detractors, Superior Energy Services Inc. (“Superior Energy”), Chesapeake, HighPoint Resources Corp. (“HighPoint”) and Valaris plc - Class A (“Valaris”) were the largest detractors from relative performance.  Shares of Superior Energy, an oil field services provider, declined due to balance sheet concerns amidst a difficult operating environment, which is making the company’s plan of divesting assets to pay down debt more challenging than originally anticipated. Shares of HighPoint, an oil and gas exploration and production company, and Valaris, a provider of offshore drilling services, were negatively impacted by the price of oil. Chesapeake was discussed in the Diversified Large Cap Value Fund section of this letter.

Outlook

Huber Capital Management maintains a high degree of optimism.  We remain disciplined with respect to our philosophy and process, populating the Funds with companies we believe embody meaningful upside potential and possess tangible valuation support.  It continues to be our view that in the long run a company’s valuation should ultimately reflect its normalized cash generation capabilities.  By investing in out-of-favor companies that trade at a discount to our estimate of normalized earnings, we seek to provide superior risk-adjusted returns over time.

As part of our effort to mitigate risk, we seek to ensure diversification within our Funds, aiming for neutrality relative to the weight of important factors in the macro-economy, a policy also consistent with 100% bottom-up investment management.  With the massive shift of assets from active to passive management in recent years, we believe benchmarks have become price momentum strategies.  Flows into index funds and exchange-traded funds have resulted in the bidding up of underlying securities and, accordingly, the distortion of sector and industry weights relative to the weight of the related factor in the macro-economy.  Additionally, frequently used classification schema may assign companies to sectors which, in our view, don’t accurately reflect the company’s primary exposure.  Accordingly, Huber Capital Management utilizes a GDP (gross domestic product)-based factor analysis to assess factor exposure and may, therefore, at times appear meaningfully out-of-line with respect to corresponding benchmark weights, despite being adequately diversified.

Nevertheless, as of October 31, 2019, the Funds were positioned as follows with respect to the sector weights in their corresponding benchmarks: the Diversified Large Cap Value Fund was overweight producer durables, technology and energy, and underweight utilities, materials & processing, financial services, consumer discretionary, consumer staples and health care. The Equity Income Fund was overweight producer durables, technology and health care, and underweight consumer discretionary, consumer staples, materials & processing, financial services, utilities, and energy. The Small Cap Value Fund was overweight producer durables, materials & processing, health care, technology and energy, and underweight utilities, consumer discretionary and financial services. The Mid Cap Value Fund was overweight technology, producer durables, health care, materials & processing and energy, and underweight utilities, consumer staples, consumer discretionary and financial services.

As always, we thank you for your continued support and for entrusting us with your investment dollars.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio. Investments in initial public offerings (“IPOs”) carry additional risk such as market and liquidity risk and can fluctuate considerably. When a Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified. Investments in small- and medium-capitalization companies involve additional risks such as limited liquidity and greater price volatility than large-capitalization companies. Value stocks have a lower expected growth rate in earnings and sales versus growth stocks.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the schedule of investments in this report for complete Fund holdings. Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe.  It is a market capitalization weighted index representing the smallest 800 companies in the Russell 1000® Index.  It includes those Russell Midcap companies with lower price-to-book ratios and lower expected growth values.

The price to book (P/B) ratio is a fundamental measure used to determine if an investment is valued appropriately.  It is the price of a share of stock divided by book value per share.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index.  The Funds’ returns may not correlate with the returns of their benchmark indexes.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g., depreciation) and interest expense to pretax income.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Huber Funds

HUBER CAPITAL EQUITY INCOME FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Equity
Income Fund – Investor Class vs the Russell 1000® Value Index and the S&P 500® Index

Average Annual Total Return
				Since	Since
				Inception*	Inception**
	1 Year	5 Year	10 Year	(6/29/07)	(10/25/11)
Huber Capital Equity Income
Fund – Investor Class	12.03%	5.77%	10.90%	5.97%	—
Huber Capital Equity Income
Fund – Institutional Class	12.43%	6.15%	—	—	10.84%
Russell 1000® Value Index	11.21%	7.61%	11.96%	5.97%	12.54%
S&P 500® Index	14.33%	10.78%	13.70%	8.14%	14.32%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Equity Income Fund – Investor Class commenced operations on June 29, 2007.
**	The Equity Income Fund – Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER CAPITAL SMALL CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Small Cap
Value Fund – Investor Class vs the Russell 2000® Index and the Russell 2000® Value Index

Average Annual Total Return
				Since	Since
				Inception*	Inception**
	1 Year	5 Year	10 Year	(6/29/07)	(10/25/11)
Huber Capital Small Cap Value
Fund – Investor Class	7.97%	1.84%	10.10%	5.42%	—
Huber Capital Small Cap Value
Fund – Institutional Class	8.16%	2.11%	—	—	8.95%
Russell 2000® Index	4.90%	7.37%	12.27%	6.69%	11.81%
Russell 2000® Value Index	3.22%	6.24%	11.08%	5.43%	10.95%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Small Cap Value Fund – Investor Class commenced operations on June 29, 2007.
**	The Small Cap Value Fund – Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Diversified Large Cap
Value Fund – Investor Class vs the Russell 1000® Value Index and the S&P 500® Index

Average Annual Total Return
			Since Inception*
	1 Year	5 Year	(12/31/12)
Huber Capital Diversified Large Cap Value
Fund – Investor Class	9.17%	6.18%	9.35%
Huber Capital Diversified Large Cap Value
Fund – Institutional Class	9.25%	6.41%	9.66%
Russell 1000® Value Index	11.21%	7.61%	11.57%
S&P 500® Index	14.33%	10.78%	14.02%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Fund commenced operations on December 31, 2012.

Huber Funds

HUBER CAPITAL MID CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Mid Cap
Value Fund – Investor Class vs the Russell Midcap® Value Index

Average Annual Total Return
		Since Inception*
	1 Year	(12/31/15)
Huber Capital Mid Cap Value
Fund – Investor Class	1.32%	6.68%
Huber Capital Mid Cap Value
Fund – Institutional Class	1.35%	6.91%
Russell Midcap® Value Index	10.08%	9.83%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe.  It includes those Russell Midcap companies with lower price-to-book ratios and lower expected growth values.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Fund commenced operations on December 31, 2015.

Huber Funds

EXPENSE EXAMPLE – October 31, 2019 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Huber Capital Equity Income Fund (“Equity Income Fund”), Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”), and Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”) examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/19 – 10/31/19).

Actual Expenses
For each class of the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  Actual net expenses are limited to 1.39% for Investor Class shares and 0.99% for Institutional Class shares of the Equity Income Fund, 1.75% for Investor Class shares and 1.35% for Institutional Class shares of the Small Cap Value Fund, 1.15% for Investor Class shares and 0.75% for Institutional Class shares of the Diversified Large Cap Value Fund, and 1.40% for Investor Class shares and 1.10% for Institutional Class shares of the Mid Cap Value Fund per the operating expenses limitation agreement.  In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Huber Funds

EXPENSE EXAMPLE – October 31, 2019 (Unaudited), Continued

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/19	10/31/19	5/1/19 – 10/31/19	Ratio*
Investor Class
Actual	$1,000.00	$1,045.00	$6.96	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.40	$6.87	1.35%

Institutional Class
Actual	$1,000.00	$1,047.60	$5.11	0.99%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.21	$5.04	0.99%

Small Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/19	10/31/19	5/1/19 – 10/31/19	Ratio*
Investor Class
Actual	$1,000.00	$1,064.40	$7.75	1.49%
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.69	$7.58	1.49%

Institutional Class
Actual	$1,000.00	$1,064.80	$7.03	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.40	$6.87	1.35%

Huber Funds

EXPENSE EXAMPLE – October 31, 2019 (Unaudited), Continued

Diversified Large Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/19	10/31/19	5/1/19 – 10/31/19	Ratio*
Investor Class
Actual	$1,000.00	$1,035.60	$3.69	0.72%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

Institutional Class
Actual	$1,000.00	$1,034.80	$3.85	0.75%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.42	$3.82	0.75%

Mid Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/19	10/31/19	5/1/19 – 10/31/19	Ratio*
Investor Class
Actual	$1,000.00	$1,016.50	$4.37	0.86%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.87	$4.38	0.86%

Institutional Class
Actual	$1,000.00	$1,015.70	$5.08	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.16	$5.09	1.00%

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2019 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2019 (Unaudited)

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2019

Shares	COMMON STOCKS - 100.41%	Value
	Aerospace & Defense - 10.96%
15,600	Northrop Grumman Corp.	$5,498,688

	Banks: Diversified - 4.96%
36,400	SunTrust Banks, Inc.	2,487,576

	Communications Equipment - 0.01%
100	Comtech Telecommunications Corp.	3,495

	Computer Services, Software
	& Systems - 14.49%
50,700	Microsoft Corp.	7,268,859

	Computer Technology - 1.82%
29,900	Hewlett Packard Enterprise Co.	490,659
24,300	HP, Inc.	422,091
		912,750
	Diversified Financial Services - 14.31%
42,200	Bank of America Corp.	1,319,594
13,090	Citigroup, Inc.	940,647
39,400	JPMorgan Chase & Co.	4,921,848
		7,182,089
	Diversified Retail - 0.02%
100	Wal-Mart Stores, Inc.	11,726

	Electronic Components - 1.09%
6,095	TE Connectivity Ltd.	545,503

	Engineering & Contracting Services - 10.17%
181,130	KBR, Inc.	5,100,621

	Financial Data & Systems - 2.26%
4,100	Mastercard, Inc. - Class A	1,134,921

	Foods - 3.61%
3,300	ConAgra Foods, Inc.	89,265
20,800	Tyson Foods, Inc. - Class A	1,722,032
		1,811,297
	Homebuilding - 0.95%
10,093	Lennar Corp. - Class B	474,573

	Insurance: Life - 4.21%
135,100	CNO Financial Group, Inc.	2,114,315

	Insurance: Multi-Line - 3.41%
31,704	Voya Financial, Inc.	1,710,748

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2019, Continued

Shares	COMMON STOCKS - 100.41%, Continued	Value
	Oil: Crude Producers - 0.36%
136,300	Chesapeake Energy Corp. (b)	$182,642

	Oil: Integrated - 0.04%
330	Royal Dutch Shell plc - Class A - ADR	19,130

	Pharmaceuticals - 15.33%
37,100	Eli Lilly & Co.	4,227,545
32,300	Merck & Co., Inc.	2,799,118
17,300	Pfizer, Inc.	663,801
		7,690,464
	Semiconductor and
	Semiconductor Equipment - 0.23%
1,000	NXP Semiconductors NV (a)	113,680

	Shipping - 0.56%
25,300	Euronav NV (a)	281,589

	Specialty Retail - 4.58%
9,800	Home Depot, Inc.	2,298,884

	Steel - 0.12%
1,200	Carpenter Technology Corp.	58,824

	Tobacco - 0.67%
4,100	Philip Morris International, Inc.	333,904

	Utilities: Electrical - 6.25%
11,600	Entergy Corp.	1,409,168
38,000	Exelon Corp.	1,728,620
		3,137,788
	TOTAL COMMON STOCKS
	(Cost $18,671,091)	50,374,066
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $18,671,091) - 100.41%	50,374,066
	Liabilities in Excess of
	Other Assets - (0.41)%	(203,775)
	NET ASSETS - 100.00%	$50,170,291

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2019

Shares	COMMON STOCKS - 99.65%	Value
	Aluminum - 3.24%
12,422	Kaiser Aluminum Corp.	$1,330,148

	Asset Management & Custodian - 2.25%
8,520	Virtus Investment Partners, Inc.	924,250

	Banks: Diversified - 15.04%
2,084	C&F Financial Corp.	105,992
5,700	Capstar Financial Holdings, Inc.	96,387
19,691	First Bancorp	743,335
7,977	First Citizens BancShares, Inc. - Class A	3,924,046
81,741	First Horizon National Corp.	1,305,404
		6,175,164
	Chemicals: Specialty - 9.06%
40,695	Innospec, Inc.	3,717,895

	Commercial Vehicles & Parts - 3.27%
37,366	Miller Industries, Inc.	1,343,308

	Communications Equipment - 15.65%
183,872	Comtech Telecommunications Corp.	6,426,327

	Computer Services, Software
	& Systems - 5.72%
28,400	Science Applications International Corp.	2,346,408

	Consumer Lending - 6.90%
90,207	Enova International, Inc. (b)	2,118,963
11,655	Nelnet, Inc. - Class A	714,102
		2,833,065
	Containers & Packaging - 1.20%
11,883	UFP Technologies, Inc. (b)	494,451

	Diversified Manufacturing Operations - 0.54%
10,891	Harsco Corp. (b)	220,760

	Engineering & Contracting Services - 9.47%
138,005	KBR, Inc.	3,886,221

	Equity REIT - Timber - 0.03%
1,100	CatchMark Timber Trust, Inc. - Class A	12,617

	Health Care Equipment & Surplus - 4.06%
15,151	CONMED Corp.	1,666,913

	Health Care Facilities - 0.01%
100	Tenet Healthcare Corp. (b)	2,534

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2019, Continued

Shares	COMMON STOCKS - 99.65%, Continued	Value
	Health Care Providers & Services - 1.05%
19,000	Hanger, Inc. (b)	$429,590

	Homebuilding - 0.47%
10,000	William Lyon Homes - Class A (b)	193,500

	Insurance: Life - 3.80%
99,687	CNO Financial Group, Inc.	1,560,101

	Motion Picture and Video Industries - 0.37%
16,200	AMC Entertainment Holdings, Inc. - Class A	151,794

	Navigational, Measuring, Electromedical, and
	Control Instruments Manufacturing - 2.23%
12,400	Cubic Corp.	914,376

	Oil: Crude Producers - 1.79%
547,803	Chesapeake Energy Corp. (b)	734,056

	Oil Well Equipment & Services - 0.21%
219,313	Superior Energy Services, Inc. (b)	87,725

	Real Estate Investment Trusts (REITs) - 3.03%
25,108	Granite Real Estate Investment Trust (a)	1,244,101

	Shipping - 2.39%
4,600	Golar LNG Partners LP (a)	46,828
456,900	Teekay Tankers Ltd. - Class A (b)	932,076
		978,904
	Steel - 1.96%
16,446	Carpenter Technology Corp.	806,183

	Transportation Infrastructure - 0.75%
28,064	Wesco Aircraft Holdings, Inc. (b)	309,265

	Utilities: Electrical - 5.16%
5,500	Black Hills Corp.	433,565
29,645	Portland General Electric Co.	1,686,208
		2,119,773
	TOTAL COMMON STOCKS
	(Cost $20,627,712)	40,909,429

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2019, Continued

Shares	MONEY MARKET FUNDS - 0.87%	Value
178,552	First American Government Obligations Fund,
	Institutional Class, 1.74% (c)	$178,552
178,552	First American Treasury Obligations Fund,
	Institutional Class, 1.73% (c)	178,552
	TOTAL MONEY MARKET FUNDS
	(Cost $357,104)	357,104
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $20,984,816) - 100.52%	41,266,533
	Liabilities in Excess of
	Other Assets - (0.52)%	(212,752)
	NET ASSETS - 100.00%	$41,053,781

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2019

Shares	COMMON STOCKS - 97.82%	Value
	Aerospace & Defense - 4.84%
700	Northrop Grumman Corp.	$246,736

	Banks: Diversified - 1.88%
1,400	SunTrust Banks, Inc.	95,676

	Chemicals: Specialty - 0.20%
114	Innospec, Inc.	10,415

	Communications Equipment - 2.74%
4,000	Comtech Telecommunications Corp.	139,800

	Computer Services, Software & Systems - 8.80%
2,600	Microsoft Corp.	372,762
1,400	Oracle Corp.	76,286
		449,048
	Computer Technology - 0.96%
1,700	Hewlett Packard Enterprise Co.	27,897
1,200	HP, Inc.	20,844
		48,741
	Diversified Financial Services - 13.21%
6,100	Bank of America Corp.	190,747
2,900	Citigroup, Inc.	208,394
2,200	JPMorgan Chase & Co.	274,823
		673,964
	Diversified Retail - 3.44%
1,500	Wal-Mart Stores, Inc.	175,890

	Diversified Telecommunication Services - 3.62%
4,793	AT&T, Inc.	184,483

	Electronic Components - 0.53%
300	TE Connectivity Ltd.	26,850

	Engineering & Contracting Services - 9.23%
16,730	KBR, Inc.	471,117

	Financial Data & Systems - 3.33%
550	Mastercard, Inc. - Class A	152,246
100	Visa, Inc. - Class A	17,886
		170,132

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2019, Continued

Shares	COMMON STOCKS - 97.82%, Continued	Value
	Foods - 2.55%
500	Lamb Weston Holdings, Inc.	$39,020
1,100	Tyson Foods, Inc. - Class A	91,069
		130,089
	Homebuilding - 1.01%
1,091	Lennar Corp. - Class B	51,299

	Insurance: Life - 1.31%
4,273	CNO Financial Group, Inc.	66,872

	Insurance: Multi-Line - 0.95%
900	Voya Financial, Inc.	48,564

	Integrated Utilities - 2.51%
2,650	FirstEnergy Corp.	128,048

	Oil: Crude Producers - 1.68%
63,990	Chesapeake Energy Corp. (b)	85,747

	Oil: Integrated - 1.25%
1,100	Royal Dutch Shell plc - Class A - ADR	63,767

	Pharmaceuticals - 9.57%
2,000	Eli Lilly & Co.	227,900
1,100	Merck & Co., Inc.	95,326
4,300	Pfizer, Inc.	164,991
		488,217
	Real Estate Investment Trusts (REITs) - 0.19%
200	Granite Real Estate Investment Trust (a)	9,910

	Semiconductor and
	Semiconductor Equipment - 2.01%
900	NXP Semiconductors NV (a)	102,312

	Shipping - 6.76%
14,500	Euronav NV (a)	161,385
13,173	Golar LNG Partners LP (a)	134,101
24,100	Teekay Tankers Ltd. - Class A (b)	49,164
		344,650
	Specialty Retail - 2.76%
600	Home Depot, Inc.	140,748

	Steel - 1.92%
2,000	Carpenter Technology Corp.	98,040

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2019, Continued

Shares	COMMON STOCKS - 97.82%, Continued	Value
	Tobacco - 3.99%
2,500	Philip Morris International, Inc.	$203,600

	Utilities: Electrical - 6.58%
300	American Electric Power Co., Inc.	28,317
900	Entergy Corp.	109,332
3,300	Exelon Corp.	150,117
200	NextEra Energy, Inc.	47,668
		335,434
	TOTAL COMMON STOCKS
	(Cost $3,112,026)	4,990,149

	MONEY MARKET FUNDS - 0.56%
14,197	First American Government Obligations Fund,
	Institutional Class, 1.74% (c)	14,197
14,196	First American Treasury Obligations Fund,
	Institutional Class, 1.73% (c)	14,196
	TOTAL MONEY MARKET FUNDS
	(Cost $28,393)	28,393
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,140,419) - 98.38%	5,018,542
	Other Assets in Excess
	of Liabilities - 1.62%	82,837
	NET ASSETS - 100.00%	$5,101,379

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2019

Shares	COMMON STOCKS - 101.07%	Value
	Aluminum - 1.14%
200	Kaiser Aluminum Corp.	$21,416

	Asset Management & Custodian - 4.82%
19,600	Uranium Participation Corp. (a) (b)	57,144
309	Virtus Investment Partners, Inc.	33,520
		90,664
	Banks: Diversified - 8.32%
600	Atlantic Capital Bancshares, Inc. (b)	11,190
100	First Citizens BancShares, Inc. - Class A	49,192
4,300	First Horizon National Corp.	68,671
400	SunTrust Banks, Inc.	27,336
		156,389
	Chemicals: Specialty - 1.75%
361	Innospec, Inc.	32,981

	Commercial Vehicles & Parts - 5.36%
2,800	Miller Industries, Inc.	100,660

	Communications Equipment - 11.81%
6,351	Comtech Telecommunications Corp.	221,968

	Computer Services, Software
	& Systems - 1.76%
400	Science Applications International Corp.	33,048

	Computer Technology - 0.52%
600	Hewlett Packard Enterprise Co.	9,846

	Consumer Lending - 4.12%
3,300	Enova International, Inc. (b)	77,517

	Diversified Manufacturing Operations - 1.29%
1,200	Harsco Corp. (b)	24,324

	Engineering & Contracting Services - 9.26%
6,182	KBR, Inc.	174,085

	Foods - 3.37%
1,000	ConAgra Foods, Inc.	27,050
466	Lamb Weston Holdings, Inc.	36,367
		63,417
	Health Care Equipment & Surplus - 1.76%
300	CONMED Corp.	33,006

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2019, Continued

Shares	COMMON STOCKS - 101.07%, Continued	Value
	Health Care Facilities - 1.62%
1,200	Tenet Healthcare Corp. (b)	$30,408

	Health Care Providers & Services - 4.98%
4,138	Hanger, Inc. (b)	93,560

	Homebuilding - 0.43%
172	Lennar Corp. - Class B	8,087

	Insurance: Life - 2.13%
2,560	CNO Financial Group, Inc.	40,064

	Integrated Utilities - 2.06%
800	FirstEnergy Corp.	38,656

	Motion Picture and Video Industries - 1.40%
2,800	AMC Entertainment Holdings, Inc. - Class A	26,236

	Navigational, Measuring, Electromedical, and
	Control Instruments Manufacturing - 1.96%
500	Cubic Corp.	36,870

	Oil: Crude Producers - 1.63%
22,838	Chesapeake Energy Corp. (b)	30,603

	Oil Well Equipment & Services - 0.49%
23,293	Superior Energy Services, Inc. (b)	9,317

	Real Estate Investment Trusts (REITs) - 4.60%
1,100	Granite Real Estate Investment Trust (a)	54,505
1,000	Office Properties Income Trust	31,880
		86,385
	Semiconductor and
	Semiconductor Equipment - 1.21%
200	NXP Semiconductors NV (a)	22,736

	Shipping - 13.46%
8,107	Euronav NV (a)	90,231
1,300	Golar LNG Ltd. (a)	17,901
7,249	Golar LNG Partners LP (a)	73,795
34,800	Teekay Tankers Ltd. - Class A (b)	70,992
		252,919
	Steel - 2.61%
1,000	Carpenter Technology Corp.	49,020

	Transportation Infrastructure - 2.50%
4,258	Wesco Aircraft Holdings, Inc. (b)	46,923

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2019, Continued

Shares	COMMON STOCKS - 101.07%, Continued	Value
	Utilities: Electrical - 4.71%
400	Entergy Corp.	$48,592
358	Evergy, Inc.	22,880
300	Portland General Electric Co.	17,064
		88,536
	TOTAL COMMON STOCKS
	(Cost $1,373,602)	1,899,641

	MONEY MARKET FUNDS - 2.43%
22,837	First American Government Obligations Fund,
	Institutional Class, 1.74% (c)	22,837
22,837	First American Treasury Obligations Fund,
	Institutional Class, 1.73% (c)	22,837
	TOTAL MONEY MARKET FUNDS
	(Cost $45,674)	45,674
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,419,276) - 103.50%	1,945,315
	Liabilities in Excess of
	Other Assets - (3.50)%	(65,764)
	NET ASSETS - 100.00%	$1,879,551

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2019

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $18,671,091 and
$20,984,816, respectively)	$50,374,066	$41,266,533
Receivables
Fund shares issued	—	95
Investment securities sold	—	814,132
Dividends and interest	2,736	37,199
Dividend tax reclaim	12,440	1,559
Prepaid expenses	19,619	22,069
Total assets	50,408,861	42,141,587
LIABILITIES
Payables
Due to custodian	151,174	—
Fund shares redeemed	—	48,739
Investment securities purchased	—	919,296
Advisory fees	13,999	19,300
12b-1 distribution fees	11,327	40,262
Administration fees	9,746	8,107
Audit fees	22,495	22,494
Chief Compliance Officer fee	1,688	1,688
Custody fees	9,243	2,137
Fund accounting fees	6,015	5,720
Shareholder servicing fees	2,542	6,751
Transfer agent fees and expenses	6,912	9,558
Trustee fees and expenses	155	153
Accrued expenses	3,274	3,601
Total liabilities	238,570	1,087,806
NET ASSETS	$50,170,291	$41,053,781

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2019, Continued

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$6,257,703	$21,003,123
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	354,861	1,165,798
Net asset value, offering and redemption
price per share (Note 1)	$17.63	$18.02
Institutional Class
Net assets applicable to shares outstanding	$43,912,588	$20,050,658
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	2,492,486	1,100,090
Net asset value, offering and redemption
price per share (Note 1)	$17.62	$18.23
COMPONENTS OF NET ASSETS
Paid-in capital	$18,578,576	$36,678,175
Total distributable earnings	31,591,715	4,375,606
Net assets	$50,170,291	$41,053,781

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2019

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $3,140,419 and
$1,419,276, respectively)	$5,018,542	$1,945,315
Receivables
Investment securities sold	157,896	5,659
Dividends and interest	3,485	2,079
Dividend tax reclaim	3,073	19
Due from Adviser (Note 4)	14,960	16,352
Prepaid expenses	6,317	6,603
Total assets	5,204,273	1,976,027
LIABILITIES
Payables
Investment securities purchased	51,558	48,583
12b-1 distribution fees	922	535
Administration fees	7,162	7,159
Audit fees	22,494	22,495
Chief Compliance Officer fee	1,688	1,688
Custody fees	1,519	1,541
Fund accounting fees	5,536	5,529
Shareholder servicing fees	3,589	638
Transfer agent fees and expenses	5,549	5,838
Trustee fees and expenses	95	104
Accrued expenses	2,782	2,366
Total liabilities	102,894	96,476
NET ASSETS	$5,101,379	$1,879,551

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2019, Continued

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$1,296,597	$330,306
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	82,648	26,812
Net asset value, offering and redemption
price per share (Note 1)	$15.69	$12.32
Institutional Class
Net assets applicable to shares outstanding	$3,804,782	$1,549,245
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	241,500	125,633
Net asset value, offering and redemption
price per share (Note 1)	$15.75	$12.33
COMPONENTS OF NET ASSETS
Paid-in capital	$3,466,994	$1,550,739
Total distributable earnings	1,634,385	328,812
Net assets	$5,101,379	$1,879,551

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2019

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $6,945 and $34,470, respectively)	$1,288,422	$864,550
Interest	15,949	29,343
Total investment income	1,304,371	893,893
Expenses
Advisory fees (Note 4)	442,507	551,240
Administration fees (Note 4)	70,216	69,827
Transfer agent fees and expenses (Note 4)	47,172	61,050
Fund accounting fees (Note 4)	35,976	36,430
Registration fees	28,587	32,763
Audit fees	22,508	22,507
Custody fees (Note 4)	22,246	34,221
Trustee fees and expenses	16,127	16,184
12b-1 distribution fees – Investor Class (Note 6)	14,335	30,102
Chief Compliance Officer fee (Note 4)	9,938	9,938
Reports to shareholders	8,023	9,109
Miscellaneous expense	5,846	5,887
Shareholder servicing fees – Investor Class (Note 5)	5,734	18,297
Legal fees	5,078	4,980
Insurance expense	2,123	2,300
Total expenses	736,416	904,835
Less: advisory fee waiver (Note 4)	(132,238)	(104,752)
Net expenses	604,178	800,083
Net investment income	700,193	93,810

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	3,030,642	(3,102,451)
Foreign currency	—	168
Net change in unrealized appreciation/(depreciation) on:
Investments	2,804,600	6,039,625
Foreign currency	—	(349)
Net realized and unrealized gain
on investments and foreign currency	5,835,242	2,936,993
Net Increase in Net Assets
Resulting from Operations	$6,535,435	$3,030,803

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2019

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $1,004 and $622, respectively)	$108,348	$25,442
Interest	3,449	1,188
Total investment income	111,797	26,630
Expenses
Administration fees (Note 4)	42,629	42,659
Fund accounting fees (Note 4)	33,236	32,878
Transfer agent fees and expenses (Note 4)	31,911	31,656
Registration fees	31,194	30,952
Audit fees	22,507	22,508
Trustee fees and expenses	15,497	15,463
Chief Compliance Officer fee (Note 4)	9,938	9,938
Miscellaneous expense	5,882	5,257
Custody fees (Note 4)	5,554	5,433
Legal fees	5,276	5,327
Reports to shareholders	5,113	4,825
Insurance expense	1,608	1,571
12b-1 distribution fees – Investor Class (Note 6)	1,275	191
Shareholder servicing fees – Investor Class (Note 5)	—	66
Total expenses	211,620	208,724
Less: advisory fee waiver and
expenses reimbursed (Note 4)	(174,622)	(191,202)
Net expenses	36,998	17,522
Net investment income	74,799	9,108

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on investments
Investments	(132,723)	(169,160)
Foreign currency	—	2
Net change in unrealized appreciation on investments	492,314	203,367
Net realized and unrealized gain on investments
and foreign currency	359,591	34,209
Net Increase in Net Assets
Resulting from Operations	$434,390	$43,317

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2019	October 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$700,193	$838,763
Net realized gain on investments	3,030,642	4,382,646
Net change in unrealized appreciation/
(depreciation) on investments	2,804,600	(3,195,715)
Net increase in net assets
resulting from operations	6,535,435	2,025,694
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(70,943)	(47,690)
Net dividends and distributions to shareholders –
Institutional Class shares	(834,491)	(1,097,683)
Total distributions to shareholders	(905,434)	(1,145,373)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(21,308,074)	(23,326,237)
Total decrease in net assets	(15,678,073)	(22,445,916)
NET ASSETS
Beginning of year	65,848,364	88,294,280
End of year	$50,170,291	$65,848,364

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2019		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	64,540	$1,085,846	8,767	$143,167
Shares issued
on reinvestments
of distributions	4,607	68,184	2,835	46,129
Shares redeemed**	(92,113)	(1,515,754)	(99,801)	(1,641,206)
Net decrease	(22,966)	$(361,724)	(88,199)	$1,451,910)
** Net of redemption
fees of		$6		$3

	Institutional Class
	Year Ended		Year Ended
	October 31, 2019		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	10,832	$165,100	11,538	$187,634
Shares issued
on reinvestments
of distributions	55,702	821,048	66,595	1,080,163
Shares redeemed**	(1,332,111)	(21,932,498)	(1,438,673)	(23,142,124)
Net decrease	(1,265,577)	$(20,946,350)	(1,360,540)	$(21,874,327)
** Net of redemption
fees of		$9		$—

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2019	October 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$93,810	$305,021
Net realized gain/(loss) on:
Investments	(3,102,451)	(1,325,731)
Foreign currency	168	(149)
Redemption in-kind	—	7,109,504
Net change in unrealized appreciation/
(depreciation) on:
Investments	6,039,625	(6,725,153)
Foreign currency	(349)	35
Net increase/(decrease) in net assets resulting
from operations	3,030,803	(636,473)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(39,096)	(180,383)
Net dividends and distributions to shareholders –
Institutional Class shares	(205,250)	(502,044)
Total distributions to shareholders	(244,346)	(682,427)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(30,169,614)	(21,550,365)
Total decrease in net assets	(27,383,157)	(22,869,265)
NET ASSETS
Beginning of year	68,436,938	91,306,203
End of year	$41,053,781	$68,436,938

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2019		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	11,691	$195,925	1,036,935	$19,769,105
Shares issued
on reinvestments
of distributions	2,452	37,767	10,092	176,206
Shares redeemed**	(310,448)	(5,069,548)	(1,053,068)	(19,457,478)
Net increase/(decrease)	(296,305)	$(4,835,856)	(6,041)	$487,833
** Net of redemption
fees of		$153		$4,539

	Institutional Class
	Year Ended		Year Ended
	October 31, 2019		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	24,965	$390,846	237,208	$4,578,019
Shares issued
on reinvestments
of distributions	12,518	194,650	26,880	474,438
Shares redeemed in
connection with
redemption in-kind	—	—	(1,034,230)	(18,594,526)
Shares redeemed**	(1,530,304)	(25,919,254)	(451,994)	(8,496,129)
Net decrease	(1,492,821)	$(25,333,758)	(1,222,136)	$(22,038,198)
** Net of redemption
fees of		$9		$525

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2019	October 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$74,799	$63,180
Net realized gain/(loss) on investments	(132,723)	153,798
Net change in unrealized appreciation/
(depreciation) on investments	492,314	(82,854)
Net increase in net assets
resulting from operations	434,390	134,124
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(16,354)	(23,393)
Net dividends and distributions to shareholders –
Institutional Class shares	(54,257)	(55,526)
Total distributions to shareholders	(70,611)	(78,919)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	33,880	(334,900)
Total increase/(decrease) in net assets	397,659	(279,695)
NET ASSETS
Beginning of year	4,703,720	4,983,415
End of year	$5,101,379	$4,703,720

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2019		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,544	$22,632	1,062	$15,853
Shares issued
on reinvestments
of distributions	1,213	16,354	1,582	23,393
Shares redeemed	(3,877)	(59,363)	(28,176)	(429,672)
Net decrease	(1,120)	$(20,377)	(25,532)	$(390,426)

	Institutional Class
	Year Ended		Year Ended
	October 31, 2019		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares issued
on reinvestments
of distributions	4,013	$54,257	3,739	$55,526
Net increase	4,013	$54,257	3,739	$55,526

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2019	October 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$9,108	$7,787
Net realized gain/(loss) on:
Investments	(169,160)	30,377
Foreign currency	2	(2)
Net change in unrealized appreciation/
(depreciation) on:
Investments	203,367	(25,964)
Foreign currency	—	290
Net increase in net assets
resulting from operations	43,317	12,488
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(3,487)	(1,551)
Net dividends and distributions to shareholders –
Institutional Class shares	(17,292)	(12,486)
Total distributions to shareholders	(20,779)	(14,037)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(37,253)	276,664
Total increase/(decrease) in net assets	(14,715)	275,115
NET ASSETS
Beginning of year	1,894,266	1,619,151
End of year	$1,879,551	$1,894,266

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2019		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	21,270	$281,750
Shares issued
on reinvestments
of distributions	289	3,228	123	1,551
Shares redeemed	(12,380)	(157,772)	(1,417)	(19,123)
Net increase/(decrease)	(12,091)	$(154,544)	19,976	$264,178

	Institutional Class
	Year Ended		Year Ended
	October 31, 2019		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	9,225	$100,000	—	$—
Shares issued
on reinvestments
of distributions	1,548	17,291	993	12,486
Net increase	10,773	$117,291	993	$12,486

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$15.94	$15.76	$12.90	$13.09	$14.10

Income from investment operations:
Net investment income^	0.14	0.13	0.17	0.17	0.12
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	1.74	0.15	2.86	(0.23)	(0.93)
Total from investment operations	1.88	0.28	3.03	(0.06)	(0.81)

Less distributions:
From net investment income	(0.19)	(0.10)	(0.17)	(0.13)	(0.20)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$17.63	$15.94	$15.76	$12.90	$13.09

Total return	12.03%	1.79%	23.71%	-0.47%	-5.73%

Ratios/supplemental data:
Net assets, end of year (thousands)	$6,258	$6,023	$7,346	$16,277	$22,167
Ratio of expenses to average net assets:
Before advisory fee waiver	1.57%	1.45%	1.70%	1.67%	1.79%
After advisory fee waiver	1.34%	1.25%	1.37%	1.35%	1.43%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.64%	0.59%	0.85%	1.02%	0.54%
After advisory fee waiver	0.87%	0.79%	1.18%	1.34%	0.90%
Portfolio turnover rate	19.52%	20.00%	20.49%	15.56%	15.44%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class
	Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$15.92	$15.81	$12.95	$13.15	$14.18

Income from investment operations:
Net investment income^	0.20	0.17	0.22	0.21	0.18
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	1.73	0.16	2.87	(0.22)	(0.94)
Total from investment operations	1.93	0.33	3.09	(0.01)	(0.76)

Less distributions:
From net investment income	(0.23)	(0.22)	(0.23)	(0.19)	(0.27)
Redemption fees retained	0.00 ^+	—	—	—	0.00 ^+

Net asset value, end of year	$17.62	$15.92	$15.81	$12.95	$13.15

Total return	12.43%	2.07%	24.10%	-0.06%	-5.31%

Ratios/supplemental data:
Net assets, end of year (thousands)	$43,912	$59,825	$80,948	$74,618	$81,746
Ratio of expenses to average net assets:
Before advisory fee waiver	1.22%	1.19%	1.33%	1.31%	1.35%
After advisory fee waiver	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.99%	0.84%	1.18%	1.36%	1.00%
After advisory fee waiver	1.22%	1.04%	1.52%	1.68%	1.36%
Portfolio turnover rate	19.52%	20.00%	20.49%	15.56%	15.44%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$16.74	$17.12	$14.26	$15.12	$16.90

Income from investment operations:
Net investment income^	0.00 +	0.04	0.09	0.11	0.03
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	1.31	(0.30)	2.96	(0.88)	(1.80)
Total from investment operations	1.31	(0.26)	3.05	(0.77)	(1.77)

Less distributions:
From net investment income	(0.03)	(0.12)	(0.19)	(0.09)	—
From net realized gain on investments	—	—	—	—	(0.01)
Total distributions	(0.03)	(0.12)	(0.19)	(0.09)	(0.01)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$18.02	$16.74	$17.12	$14.26	$15.12

Total return	7.97%	-1.64%	21.43%	-5.13%	-10.47%

Ratios/supplemental data:
Net assets, end of year (thousands)	$21,003	$24,478	$25,129	$25,720	$57,543
Ratio of expenses to average net assets:
Before advisory fee waiver	1.77%	1.65%	1.65%	1.87%	2.01%
After advisory fee waiver	1.58%	1.56%	1.63%	1.58%	1.77%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver	(0.16%)	0.11%	0.53%	0.54%	(0.03%)
After advisory fee waiver	0.03%	0.20%	0.55%	0.83%	0.21%
Portfolio turnover rate	37.26%	39.04%	23.48%	14.99%	27.30%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class
	Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$16.95	$17.35	$14.45	$15.38	$17.14

Income from investment operations:
Net investment income^	0.04	0.08	0.14	0.15	0.16
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	1.32	(0.30)	2.99	(0.91)	(1.89)
Total from investment operations	1.36	(0.22)	3.13	(0.76)	(1.73)

Less distributions:
From net investment income	(0.08)	(0.18)	(0.23)	(0.17)	(0.02)
From net realized gain on investments	—	—	—	—	(0.01)
Total distributions	(0.08)	(0.18)	(0.23)	(0.17)	(0.03)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$18.23	$16.95	$17.35	$14.45	$15.38

Total return	8.16%	-1.36%	21.74%	-4.94%	-10.07%

Ratios/supplemental data:
Net assets, end of year (thousands)	$20,051	$43,959	$66,177	$95,191	$159,213
Ratio of expenses to average net assets:
Before advisory fee waiver	1.54%	1.43%	1.36%	1.64%	1.59%
After advisory fee waiver	1.35%	1.32%	1.33%	1.35%	1.35%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.07%	0.35%	0.81%	0.79%	0.75%
After advisory fee waiver	0.26%	0.46%	0.84%	1.08%	0.99%
Portfolio turnover rate	37.26%	39.04%	23.48%	14.99%	27.30%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$14.58	$14.48	$11.73	$11.62	$12.43

Income from investment operations:
Net investment income^	0.22	0.17	0.21	0.19	0.14
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	1.08	0.14	2.74	0.06	(0.83)
Total from investment operations	1.30	0.31	2.95	0.25	(0.69)

Less distributions:
From net investment income	(0.19)	(0.21)	(0.20)	(0.14)	(0.09)
From net realized gain on investments	—	—	—	—	(0.03)
Total distributions	(0.19)	(0.21)	(0.20)	(0.14)	(0.12)

Net asset value, end of year	$15.69	$14.58	$14.48	$11.73	$11.62

Total return	9.17%	2.15%	25.37%	2.23%	-5.56%

Ratios/supplemental data:
Net assets, end of year (thousands)	$1,296	$1,222	$1,582	$2,037	$2,215
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	4.52%	4.27%	4.42%	3.86%	4.00%
After advisory fee waiver
and expense reimbursement	0.85%	0.94%	0.89%	1.00%	1.15%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(2.17%)	(2.21%)	(1.90%)	(1.17%)	(1.65%)
After advisory fee waiver
and expense reimbursement	1.50%	1.12%	1.63%	1.69%	1.20%
Portfolio turnover rate	35.66%	25.80%	34.31%	25.66%	21.22%

^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class
	Year Ended October 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$14.66	$14.55	$11.80	$11.71	$12.50

Income from investment operations:
Net investment income^	0.23	0.19	0.23	0.22	0.19
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	1.09	0.16	2.75	0.06	(0.83)
Total from investment operations	1.32	0.35	2.98	0.28	(0.64)

Less distributions:
From net investment income	(0.23)	(0.24)	(0.23)	(0.19)	(0.12)
From net realized gain on investments	—	—	—	—	(0.03)
Total distributions	(0.23)	(0.24)	(0.23)	(0.19)	(0.15)

Net asset value, end of year	$15.75	$14.66	$14.55	$11.80	$11.71

Total return	9.25%	2.37%	25.53%	2.47%	-5.14%

Ratios/supplemental data:
Net assets, end of year (thousands)	$3,805	$3,482	$3,401	$4,749	$4,634
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	4.42%	4.09%	4.25%	3.61%	3.59%
After advisory fee waiver
and expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(2.07%)	(2.06%)	(1.72%)	(0.94%)	(1.25%)
After advisory fee waiver
and expense reimbursement	1.60%	1.28%	1.78%	1.92%	1.59%
Portfolio turnover rate	35.66%	25.80%	34.31%	25.66%	21.22%

^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
				December 31,
				2015*
				through
	Year Ended October 31,			October 31,
	2019	2018	2017	2016
Net asset value, beginning of period	$12.29	$12.16	$10.41	$10.00

Income from investment operations:
Net investment income^	0.05	0.04	0.10	0.08
Net realized and unrealized gain
on investments and foreign
currency related transactions	0.10	0.17	1.91	0.33
Total from investment operations	0.15	0.21	2.01	0.41

Less distributions:
From net investment income	(0.12)	(0.08)	(0.10)	—
From net realized gain on investments	—	—	(0.16)	—
Total distributions	(0.12)	(0.08)	(0.26)	—

Net asset value, end of period	$12.32	$12.29	$12.16	$10.41

Total return	1.32%	1.70%	19.49%+	4.10	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$331	$478	$230	$170
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	12.16%	11.13%	13.89%	16.98	%†
After advisory fee waiver
and expense reimbursement	1.08%	1.19%	1.27%	1.32	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(10.62%)	(9.65%)	(11.74%)	(14.76	%)†
After advisory fee waiver
and expense reimbursement	0.46%	0.29%	0.88%	0.90	%†
Portfolio turnover rate	90.36%	42.91%	95.79%	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 10 for further details.

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
				December 31,
				2015*
				through
	Year Ended October 31,			October 31,
	2019	2018	2017	2016
Net asset value, beginning of period	$12.33	$12.20	$10.44	$10.00

Income from investment operations:
Net investment income^	0.06	0.06	0.13	0.11
Net realized and unrealized gain
on investments and foreign
currency related transactions	0.09	0.18	1.92	0.33
Total from investment operations	0.15	0.24	2.05	0.44

Less distributions:
From net investment income	(0.15)	(0.11)	(0.13)	—
From net realized gain on investments	—	—	(0.16)	—
Total distributions	(0.15)	(0.11)	(0.29)	—

Net asset value, end of period	$12.33	$12.33	$12.20	$10.44

Total return	1.35%	1.95%	19.78%+	4.40	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,549	$1,416	$1,389	$1,160
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	12.08%	11.19%	13.77%	17.67	%†
After advisory fee waiver
and expense reimbursement	1.00%	1.00%	1.00%	1.04	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(10.54%)	(9.75%)	(11.62%)	(15.31	%)†
After advisory fee waiver
and expense reimbursement	0.54%	0.44%	1.15%	1.32	%†
Portfolio turnover rate	90.36%	42.91%	95.79%	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 10 for further details.

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2019

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund, the Huber Capital Diversified Large Cap Value Fund, and the Huber Capital Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”), the Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) and the Huber Capital Mid Cap Value Fund (the “Mid Cap Value Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Investor Class of the Equity Income Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Equity Income Fund and the Small Cap Value Institutional Classes subsequently commenced operations on October 25, 2011. The Diversified Large Cap Value Fund commenced operations on December 31, 2012.  The Mid Cap Value Fund commenced operations on December 31, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the tax positions of the Funds and has concluded that no liability for unrecognized

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NOTES TO FINANCIAL STATEMENTS at October 31, 2019, Continued

tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 – 2018, or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2019, Continued

For the year ended October 31, 2019, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

Distributable
	Earnings	Paid-in Capital
Equity Income Fund	$—	$—
Small Cap Value Fund	—	—
Diversified Large Cap Value Fund	—	—
Mid Cap Value Fund	1,058	(1,058)

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The redemption fees retained by each Fund are disclosed in the statement of changes.

G.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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NOTES TO FINANCIAL STATEMENTS at October 31, 2019, Continued

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

I.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At October 31, 2019, the Funds had no investments in illiquid securities.

J.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Refer to Note 9 for more information about subsequent events.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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NOTES TO FINANCIAL STATEMENTS at October 31, 2019, Continued

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board. Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

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NOTES TO FINANCIAL STATEMENTS at October 31, 2019, Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2019:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,785,183	$—	$—	$2,785,183
Consumer Staples	2,145,201	—	—	2,145,201
Energy	201,772	—	—	201,772
Financial Services	13,494,728	—	—	13,494,728
Health Care	7,690,464	—	—	7,690,464
Information Technology	1,252,096	—	—	1,252,096
Materials & Processing	58,824	—	—	58,824
Producer Durables	10,880,898	—	—	10,880,898
Technology	8,727,112	—	—	8,727,112
Utilities	3,137,788	—	—	3,137,788
Total Common Stocks	50,374,066	—	—	50,374,066
Total Investments
in Securities	$50,374,066	$—	$—	$50,374,066

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$151,794	$—	$—	$151,794
Consumer Discretionary	193,500	—	—	193,500
Energy	868,609	—	—	868,609
Financial Services	12,749,298	—	—	12,749,298
Health Care	2,099,037	—	—	2,099,037
Industrials	1,223,641	—	—	1,223,641
Information Technology	6,426,326	—	—	6,426,326
Materials & Processing	6,348,678	—	—	6,348,678
Producer Durables	6,382,365	—	—	6,382,365
Technology	2,346,408	—	—	2,346,408
Utilities	2,119,773	—	—	2,119,773
Total Common Stocks	40,909,429	—	—	40,909,429
Money Market Funds	357,104	—	—	357,104
Total Investments
in Securities	$41,266,533	$—	$—	$41,266,533

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NOTES TO FINANCIAL STATEMENTS at October 31, 2019, Continued

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$184,482	$—	$—	$184,482
Consumer Discretionary	367,937	—	—	367,937
Consumer Staples	333,689	—	—	333,689
Energy	198,678	—	—	198,678
Financial Services	1,037,323	—	—	1,037,323
Health Care	488,217	—	—	488,217
Information Technology	259,998	—	—	259,998
Materials & Processing	108,455	—	—	108,455
Producer Durables	1,013,339	—	—	1,013,339
Real Estate	9,910	—	—	9,910
Technology	524,639	—	—	524,639
Utilities	463,482	—	—	463,482
Total Common Stocks	4,990,149	—	—	4,990,149
Money Market Funds	28,393	—	—	28,393
Total Investments
in Securities	$5,018,542	$—	$—	$5,018,542

Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$26,236	$—	$—	$26,236
Consumer Discretionary	8,087	—	—	8,087
Consumer Staples	63,417	—	—	63,417
Energy	292,839	—	—	292,839
Financial Services	364,634	—	—	364,634
Health Care	156,974	—	—	156,974
Industrials	208,777	—	—	208,777
Information Technology	461,683	—	—	461,683
Materials & Processing	103,417	—	—	103,417
Real Estate	86,385	—	—	86,385
Utilities	127,192	—	—	127,192
Total Common Stocks	1,899,641	—	—	1,899,641
Money Market Funds	45,674	—	—	45,674
Total Investments
in Securities	$1,945,315	$—	$—	$1,945,315

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NOTES TO FINANCIAL STATEMENTS at October 31, 2019, Continued

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at October 31, 2019, the end of the reporting period. There were no transfers between levels during the year ended October 31, 2019.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  For the period February 28, 2019 through February 27, 2020, the Adviser has agreed to voluntarily reduce the Equity Income Fund’s contractual management fees from 0.99% to 0.75%.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. For the period February 28, 2019 through February 27, 2020, the Adviser has agreed to voluntarily reduce the Small Cap Value Fund’s contractual management fees from 1.35% to 0.99%.  The Diversified Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  For the period February 28, 2019 through February 27, 2020, the Adviser has agreed to voluntarily reduce the Diversified Large Cap Value Fund’s contractual

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NOTES TO FINANCIAL STATEMENTS at October 31, 2019, Continued

management fees from 0.75% to 0.00%.  The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  For the period February 28, 2019 through February 27, 2020, the Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fees from 1.00% to 0.00%. For the year ended October 31, 2019, the advisory fees incurred by the Funds are disclosed in the statement of operations.

The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

	Investor Class	Institutional Class
Equity Income Fund	1.39%	0.99%
Small Cap Value Fund	1.75%	1.35%
Diversified Large Cap Value Fund	1.15%	0.75%
Mid Cap Value Fund	1.40%	1.10%

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2019, the Adviser reduced its fees and absorbed Fund expenses in the amount of $132,238 for the Equity Income Fund, $104,752 for the Small Cap Value Fund, $174,622 for the Diversified Large Cap Value Fund, and $191,202 for the Mid Cap Value Fund.

No amounts were recouped by the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
Date	Income Fund	Value Fund	Value Fund	Value Fund
10/31/2020	$312,041	$27,460	$199,514	$198,425
10/31/2021	165,923	83,092	171,136	191,572
10/31/2022	132,238	104,752	174,622	191,202
	$610,202	$215,304	$545,272	$581,199

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NOTES TO FINANCIAL STATEMENTS at October 31, 2019, Continued

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the year ended October 31, 2019 are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of Fund Services.  Fees paid by the Funds to U.S. Bank N.A. for custody services for the year ended October 31, 2019 are disclosed in the statement of operations.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the year ended October 31, 2019, the shareholder servicing fees accrued by the Funds’ Investor Class, and for the Mid Cap Value Fund Institutional Class are disclosed in the statement of operations.

NOTE 6 – 12B-1 DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material,

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NOTES TO FINANCIAL STATEMENTS at October 31, 2019, Continued

advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the year ended October 31, 2019, the 12b-1 fees accrued by each Fund’s Investor Class are disclosed in the statement of operations.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2019, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Purchases	$11,548,560	$20,176,815	$1,654,054	$1,535,084
Sales	38,145,140	49,264,847	1,713,352	1,548,138

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2019 and October 31, 2018 was as follows:

	Equity Income Fund
	Year Ended	Year Ended
	October 31, 2019	October 31, 2018
Ordinary income	$905,434	$1,145,373

	Small Cap Value Fund
	Year Ended	Year Ended
	October 31, 2019	October 31, 2018
Ordinary income	$244,346	$682,427

	Diversified Large Cap Value Fund
	Year Ended	Year Ended
	October 31, 2019	October 31, 2018
Ordinary income	$70,611	$78,919

	Mid Cap Value Fund
	Year Ended	Year Ended
	October 31, 2019	October 31, 2018
Ordinary income	$20,779	$14,037

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NOTES TO FINANCIAL STATEMENTS at October 31, 2019, Continued

As of October 31, 2019, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$18,825,689	$21,101,167
Gross tax unrealized appreciation	31,787,707	20,737,401
Gross tax unrealized depreciation	(239,330)	(572,035)
Net tax unrealized appreciation	31,548,377	20,165,366
Net unrealized depreciation
on foreign currency	—	(437)
Undistributed ordinary income	496,076	64,183
Undistributed long-term capital gain	—	—
Total distributable earnings	496,076	64,183
Other accumulated gains/(losses)	(452,738)	(15,853,506)
Total accumulated earnings	$31,591,715	$4,375,606

	Diversified
	Large Cap	Mid Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$3,190,769	$1,447,869
Gross tax unrealized appreciation	1,975,162	576,024
Gross tax unrealized depreciation	(147,389)	(78,578)
Net tax unrealized appreciation	1,827,773	497,446
Net unrealized depreciation
on foreign currency	—	(1)
Undistributed ordinary income	58,068	—
Undistributed long-term capital gain	—	—
Total distributable earnings	58,068	—
Other accumulated gains/(losses)	(251,456)	(168,633)
Total accumulated earnings	$1,634,385	$328,812

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2019, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Equity Income Fund	$(452,738)	$—
Small Cap Value Fund	(8,109,949)	(7,743,557)
Diversified Large Cap Value Fund	(251,456)	—
Mid Cap Value Fund	(134,541)	(34,092)

These capital losses may be carried forward indefinitely to offset future gains.

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NOTES TO FINANCIAL STATEMENTS at October 31, 2019, Continued

NOTE 9 – SUBSEQUENT EVENTS

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Funds distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Funds distributor at the close of the transaction, subject to Board approval.

The Funds declared an income distribution to be paid on December 11, 2019, to shareholders of record on December 10, 2019 as follows:

Distribution
rate per share
Equity Income Fund
Investor Class	$0.13587957
Institutional Class	0.19373145

Small Cap Value Fund
Investor Class	0.01344858
Institutional Class	0.04403888

Diversified Large Cap Value Fund
Investor Class	0.18982111
Institutional Class	0.20579135

Mid Cap Value Fund
Investor Class	—
Institutional Class	—

NOTE 10 – ADVISOR REIMBURSEMENT FOR LOSS

On March 28, 2017, the Mid Cap Value Fund received a reimbursement of $94 from the Adviser related to net losses incurred on the disposal of investments that were purchased in violation of the Fund’s investment restrictions during the year ended October 31, 2017.

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign Securities and Emerging Markets Risk – Investments in foreign securities and emerging markets are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than

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NOTES TO FINANCIAL STATEMENTS at October 31, 2019, Continued

U.S. securities, which could affect each Fund’s investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

•
Value Style Investing Risk – The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Funds may underperform other funds that use different investing styles.

•
Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of each Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Small Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid Cap Company Risk (Mid Cap Value Fund only) – A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

Huber Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Advisors Series Trust and Shareholders of Huber Capital Equity Income Fund Huber Capital Small Cap Value Fund Huber Capital Diversified Large Cap Value Fund Huber Capital Mid Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund, Huber Capital Diversified Large Cap Value Fund, and Huber Capital Mid Cap Value Fund (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, with respect to Huber Capital Mid Cap Value Fund the financial highlights for each of the three years in the period then ended and for the period December 31, 2015 (commencement of operations) to October 31, 2016, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and broker.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 27, 2019

Huber Funds

NOTICE TO SHAREHOLDERS at October 31, 2019 (Unaudited)

For the year ended October 31, 2019, the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund designated $905,434, $244,346, $70,611 and $20,779, respectively, as ordinary income for purposes of the dividends paid deduction.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For the year ended October 31, 2019, the percentage of dividends declared from net investment income designated as qualified dividend income in the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund was 100%, 100%, 100% and 100%, respectively.

For corporate shareholders in the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2019 was 100%, 100%, 100% and 91.24%, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund, and the Mid Cap Value Fund was 0%, 0%, 0%, and 0%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Independent Trustees(1)

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served	Five Years	Trustee(2)	Years(3)
Gail S. Duree	Trustee	Indefinite	Director, Alpha	4	Trustee,
(age 73)		term;	Gamma Delta		Advisors Series
615 E. Michigan Street		since	Housing		Trust (for series
Milwaukee, WI 53202		March	Corporation		not affiliated
		2014.	(collegiate		with the Funds);
			housing		Independent
			management)		Trustee from
			(2012 to July		1999 to 2012,
			2019); Trustee		New Covenant
			and Chair (2000		Mutual Funds
			to 2012), New		(an open-end
			Covenant Mutual		investment
			Funds (1999 to 2012);		company with
			Director and Board		4 portfolios).
Member, Alpha
Gamma Delta
Foundation
(philanthropic
organization)
(2005 to 2011).

David G. Mertens	Trustee	Indefinite	Partner and Head	4	Trustee,
(age 59)		term*;	of Business		Advisors Series
615 E. Michigan Street		since	Development		Trust (for series
Milwaukee, WI 53202		March	Ballast Equity		not affiliated
		2017.	Management, LLC		with the Funds).
(a privately-held
investment advisory
firm) (February 2019
to present); Managing
Director and Vice
President, Jensen
Investment
Management, Inc.
(a privately-held
investment advisory
firm) (2002 to 2017).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served	Five Years	Trustee(2)	Years(3)
George J. Rebhan	Chairman	Indefinite	Retired; formerly	4	Trustee,
(age 85)	of the	term;	President, Hotchkis		Advisors Series
615 E. Michigan Street	Board	since	and Wiley Funds		Trust (for series
Milwaukee, WI 53202	and	May	(mutual funds)		not affiliated
	Trustee	2002.	(1985 to 1993).		with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

Joe D. Redwine	Trustee	Indefinite	Retired; formerly	4	Trustee,
(age 72)		term;	Manager, President,		Advisors Series
615 E. Michigan Street		since	CEO, U.S. Bancorp		Trust (for series
Milwaukee, WI 53202		September	Fund Services, LLC,		not affiliated
		2008.	and its predecessors,		with the Funds).
(May 1991 to
July 2017).

Raymond B. Woolson	Trustee	Indefinite	President, Apogee	4	Trustee,
(age 60)		term*;	Group, Inc. (financial		Advisors Series
615 E. Michigan Street		since	consulting firm)		Trust (for series
Milwaukee, WI 53202		January	(1998 to present).		not affiliated
		2016.			with the Funds);
Independent
Trustee,
DoubleLine
Funds Trust (an
open-end
investment
company with
16 portfolios),
DoubleLine
Opportunistic
Credit Fund and
DoubleLine
Income
Solutions Fund,
from 2010 to
present;
Independent
Trustee,
DoubleLine
Equity Funds
from 2010
to 2016.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Officers

Jeffrey T. Rauman	President,	Indefinite	Senior Vice President, Compliance and
(age 50)	Chief	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street	Executive	since	Services (February 1996 to present).
Milwaukee, WI 53202	Officer and	December
	Principal	2018.
Executive
Officer

Cheryl L. King	Vice	Indefinite	Vice President, Compliance and
(age 58)	President,	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street	Treasurer	since	Services (October 1998 to present).
Milwaukee, WI 53202	and Principal	December
	Financial	2007.
Officer

Kevin J. Hayden	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 48)	Treasurer	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street		since	Services (June 2005 to present).
Milwaukee, WI 53202		September
2013.

Richard R. Conner	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 37)	Treasurer	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street		since	Services (July 2010 to present).
Milwaukee, WI 53202		December
2018.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bank Global Fund
(age 62)	President,	term;	Services and Vice President, U.S. Bank N.A.
615 E. Michigan Street	Chief	since	(February 2008 to present).
Milwaukee, WI 53202	Compliance	September
	Officer and	2009.
AML Officer

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Elaine E. Richards, Esq.	Vice	Indefinite	Senior Vice President, U.S. Bank Global Fund
(age 51)	President	term;	Services (July 2007 to present).
2020 East Financial Way,	and	since
Suite 100	Secretary	September
Glendora, CA 91741		2019.

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2019, the Trust was comprised of 39 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-482-3726.

Huber Funds

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents.  Once the Transfer Agent receive notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Huber Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Avenue, Suite 3245
El Segundo, CA 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2019	FYE 10/31/2018
Audit Fees	$75,600	$73,600
Audit-Related Fees	N/A	N/A
Tax Fees	$14,400	$14,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2019	FYE 10/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2019	FYE 10/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)   Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)   Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President/Chief Executive Officer/Principal Executive
Officer

Date  1/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman,
President/Chief Executive Officer/Principal Executive Officer

Date  1/8/2020

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial
Officer

Date  1/8/2020

* Print the name and title of each signing officer under his or her signature.